Expense Example, No Redemption - Legg Mason International Low Volatility High Dividend ETF - Legg Mason International Low Volatility High Dividend ETF	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	129
Expense Example, No Redemption, 5 Years	225
Expense Example, No Redemption, 10 Years	$ 506